BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
BORROWINGS [Abstract]
Short-term	$ 636,584	$ 624,871
Long-term, current portion	17,043	29,804
Subtotal	653,627	654,675
Long-term	41,117	43,452
Total	$ 694,744	$ 698,127